Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                      Ameritas Variable Separate Account V
                    Ameritas Variable Separate Account VA-2
                             ("Separate Accounts")

                                 Supplement to:
                    Overture Life SPVUL and Overture Annuity
                         Prospectuses Dated May 1, 2007

                          Supplement Dated May 1, 2013

1.   Subaccount underlying portfolios available as variable investment options for your Policy are:
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                        The Alger Portfolios                                           Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
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                  Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
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Calvert VP S&P 500 Index Portfolio ** - Ameritas Investment            Index:  S&P 500 Index.
Partners, Inc. ("AIP") (includes assets merged from Calvert VP SRI
Strategic Portfolio as of April 30, 2013)
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Calvert VP S&P MidCap 400 Index Portfolio, Class I ** - AIP            Index:  S&P MidCap 400 Index.
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
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                 Calvert Variable Series, Inc.*                                    Calvert Investment Management, Inc.
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Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                    Long-term capital appreciation.
Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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              Fidelity(R) Variable Insurance Products                             Fidelity Management & Research Company
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Fidelity(R) VIP Asset ManagerSM Portfolio, Initial Class 1,2,3,4       Total return.
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Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Initial Class      Total return.
1,2,3,4
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 2,4             Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 2,4             Index:  S&P 500(R) Index. **
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Fidelity(R) VIP Growth Portfolio, Initial Class 2,4                    Capital Appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class 2,4               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4     Bond.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 2,4                  Long-term growth.
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                        Subadvisers: (1) Fidelity Investments Money Management, Inc., (2) FMR Co., Inc.,
            (3) Geode Capital Management, LLC; and (4) other investment advisers serve as sub-advisers for the fund.
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                    AIM Variable Insurance Funds                                           Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco V.I. Global Core Equity Fund, Series I                         Long-term capital appreciation by investing primarily in
                                                                       equity securities of issuers throughout the world, including
                                                                       U.S. issuers.
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                   MFS(R) Variable Insurance Trust                              Massachusetts Financial Services Company
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MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
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MFS(R) Strategic Income Series, Initial Class                          Seeks total return with emphasis on high current income,
                                                                       but also considering capital appreciation.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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              The Universal Institutional Funds, Inc.                            Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
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UIF Global Tactical Asset Allocation Portfolio, Class I                Total return.
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UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
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*    These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and
     Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc.
     prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert
     Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**   "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
     and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of
     Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing
     Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus are changed to Ameritas Investment Partners, Inc. to reflect the name change.


All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

            If you do not have a current prospectus, please contact
                        Ameritas Life at 1-800-745-1112.